Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jun. 03, 2015
Document Effective Date	Jun. 03, 2015
Prospectus Date	Jun. 03, 2015
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares | Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
Risk/Return:
Trading Symbol	HEGE
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares | Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Risk/Return:
Trading Symbol	HEGJ